INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

11.	INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of acquired technology, customer relationships and other identifiable assets, which are amortized on a straight-line basis over their useful life of 5 years. Intangible assets also includes $25 thousand of indefinite-lived trademarks that are not subject to amortization but reviewed annually for impairment.

On July 1, 2025, pursuant to the terms of an asset purchase agreement dated the same day, between the Company and Flyhomes, the Company acquired the AI-powered consumer home search portal and related technology assets of Flyhomes for an aggregate purchase price of $2.75 million. The purchase price was satisfied by cash in the amount of $2.75 million. The transaction was determined to be an asset acquisition in accordance with ASC 805. The acquired technology is amortized on a straight-line basis over a useful life of 5 years.

Reconciliation of Carrying Amounts (in thousands):

	December 31, 2023	Additions	December 31, 2024	Additions	September 30, 2025
Cost
Indefinite-lived trademarks	$-	$25	$25	$-	$25
Acquired Technology	1,168	-	1,168	2,750	3,918
Customer Relationships	2,839	-	2,839	-	2,839
Other	456	-	456	-	456
Total	$4,463	$25	$4,488	$2,750	$7,238

Accumulated Amortization
Acquired Technology	$398	$234	$632	$313	$945
Customer Relationships	568	568	1,136	425	1,561
Other	55	90	145	69	214
Total	$1,021	$892	$1,913	$807	$2,720

Carrying Amounts	$3,442		$2,575		$4,518

The Company recorded amortization expense of $362 thousand and $807 thousand for the three and nine months ended September 30, 2025, respectively, and $223 thousand and $669 thousand for the three and nine months ended September 30, 2024, respectively.

As of September 30, 2025, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2025, excluding the nine months ended September 30, 2025	$361
2026	1,330
2027	1,330
2028	647
2029 and thereafter	825
Total	$4,493

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED